UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006


Check here if Amendment           [    ]; Amendment Number:1
This Amendment (Check only one.): [     ] is a restatement.

                               [    ] adds new holdings entries.



Institutional Investment Manager Filing this Report:

Name:	Capital Management Associates
Address:	140 Broadway
		44th Floor
		New York, NY  10005

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name 	Joseph A. Zock
Title:	President
Phone:	212-320-2000

Signature, Place, and Date of Signing:



Joseph A. Zock, New York, New York, May 10, 2006

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[  ]	13F NOTICE.
[  ]	13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



FORM 13F SUMMARY PAGE





Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:



List of Other Included Mangers:

      No. 13F File Number	Name
Capital Management Associates FORM 13F 31-Mar-06
Voting Authority -------------------------- Value Shares/ Sh/ Put/ Invstmt Other Name of Issuer Title ofCUSIP (x$1000)Prn Amt Prn
Call Dscretn ManagersSole Shared None

ACTIVISION INC. COM 00493020 1033 74931SH Sole 74931
ADVANCED MICRO DEVICES COM 00790310 1638 49400SH Sole 49400 AFFILIATED COMPUTER SVCS-A COM 00819010 928 15550SH Sole 15550 AMPHENOL CORP. COM 03209510 1268 24300SH Sole 24300
APACHE CORP. COM 03741110 2223 33939SH Sole 33939
AQUA AMERICA INC COM 03836W10 1392 50040SH Sole 50040
CAMECO CORP. COM 13321l10 1512 42010SH Sole 42010
CON-WAY INC COM 205944101 1431 28650SH Sole 28650
COMMERCE BANCORP INC/NJ COM 2.01E+08 1012 27600SH Sole 27600 CONSTELLATION BRANDS INC-A COM 21036p10 2260 90205SH Sole 90205 COOPER CAMERON CORP COM 2.17E+08 1550 35170SH Sole 35170
DENTSPLY INTERNATIONAL INC COM 2.49E+08 1198 20600SH Sole 20600 DIEBOLD INC. COM 2.54E+08 1116 27150SH Sole 27150
EDISON INTERNATIONAL COM 2.81E+08 881 21400SH Sole 21400
EMDEON CORP COM 290849108 2605 241190SH Sole 241190
ENERGEN CORP COM 29265n10 815 23300SH Sole 23300
FLEXTRONICS INTL LTD COM Y2573F102 750 72500SH Sole 72500
FLOWERS FOODS INC COM 343498101 63609 2141731SH Sole 2141731
FTI CONSULTING INC COM 3.03E+08 1441 50500SH Sole 50500
GARMIN LTD COM g3726010 1525 19200SH Sole 19200
INPUT/OUTPUT INC COM 457652105 1632 168100SH Sole 168100
TEVA PHARMACEUTICAL ADR 881624209 1271 30857SH Sole 30857
L-3 COMMUNICATIONS HLDGS INC. COM 5.02E+08 1141 13300SH Sole 13300 LINCOLN NATIONAL CORP COM 5.34E+08 322 5900SH Sole 5900
MEDIMMUNE INC COM 584699102 549 15000SH Sole 15000
NABORS INDUSTRIES LTD. COM G6359F10 816 11400SH Sole 11400
NEWMONT MINING CORP COM 651639106 1017 19600SH Sole 19600
OREGON STEEL MILLS INC COM 686079104 1494 29200SH Sole 29200 PENTAIR INC COM 709631105 921 22600SH Sole 22600
QUEST DIAGNOSTICS INC COM 74834L10 957 18650SH Sole 18650
REPUBLIC SERVICES INC COM 7.61E+08 863 20300SH Sole 20300
SCANA CORP COM 80589m10 1226 31250SH Sole 31250
STERICYCLE INC. COM 8.59E+08 1285 19000SH Sole 19000
SUPERIOR ENERGY SERVICES INC COM 868157108 1816 67770SH Sole 67770 TIDEWATER INC. COM 8.86E+08 1033 18700SH Sole 18700
TODCO-CLA COM 88889T107 922 23400SH Sole 23400
TRACTOR SUPPLY CO COM 892356106 789 11900SH Sole 11900
UNIVERSAL COMPRESSION HOLDINGS COM 913431102 790 15600SH Sole 15600 WEYERHAUSER CO COM 96216610 1083 14950SH Sole 14950